Leases (Additional Information) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average discount rate			7.00%
initial term			12 months
Right-of-use assets - net	$ 9,291		$ 7,859	$ 0
Right-of-use assets obtained in exchange for lease obligations	$ 0	$ 3,406	3,406	0	$ 0
Total remaining lease payments			$ 600	26,051
Weighted remaining average minimum lease term			9 years 8 months 12 days
Accrued expenses and other current liabilities			$ 14,900
Renewal lease term			5 years
lease payments				16,200
Operating Leases, Rent Expense, Net				0
Tenant Improvement Allowance			$ 6,500
leasehold improvement costs			6,500
Operating and variable lease expenses			3,600	$ 3,700	$ 2,800
Operating Lease, Payments, Use			$ 3,100